Financial instruments - Financial Assets By Institution (Details) - USD ($) $ in Thousands		3 Months Ended						12 Months Ended
	May 09, 2024	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Other current financial assets								$ 976,641	$ 1,079,595
Investment accounted for under the equity method								$ 631,199	585,794	$ 86,417
Altilium Metals Ltd.
Financial instruments [Line Items]
Investment accounted for under the equity method					$ 4,380	$ 7,620			$ 12,000
Proportion of ownership interest in associate, percentage						3.00%			11.00%
Azure Minerals
Financial instruments [Line Items]
Share of ownership in associates	50.00%							50.00%
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	$ 186,809,000
Investment accounted for under the equity method								$ 576,303	$ 542,456
Salinity Solutions Ltd.
Financial instruments [Line Items]
Acquisition of equity instruments					$ 1,285
Proportion of ownership interest in associate, percentage					14.86%
Electric Era Technologies Inc.
Financial instruments [Line Items]
Acquisition of equity instruments				$ 3,000		$ 3,000
Proportion of ownership interest in associate, percentage		6.82%				6.82%
Kite Magnetic Investment
Financial instruments [Line Items]
Acquisition of equity instruments			$ 2,315
Optigun OU
Financial instruments [Line Items]
Acquisition of equity instruments			$ 3,195
Financial assets at amortized cost
Financial instruments [Line Items]
Other current financial assets								969,732	1,061,262
Financial assets at amortized cost | Banco Crédito e Inversiones
Financial instruments [Line Items]
Other current financial assets								122,941	174,684
Financial assets at amortized cost | Banco Santander
Financial instruments [Line Items]
Other current financial assets								221,913	415,851
Financial assets at amortized cost | Banco Itaú CorpBanca
Financial instruments [Line Items]
Other current financial assets								241,602	66,166
Financial assets at amortized cost | Banco de Crédito e inversiones Miami
Financial instruments [Line Items]
Other current financial assets								30,798	0
Financial assets at amortized cost | Banco Itaú Brasil
Financial instruments [Line Items]
Other current financial assets								113	0
Financial assets at amortized cost | Scotiabank Chile
Financial instruments [Line Items]
Other current financial assets								283,498	240,164
Financial assets at amortized cost | Santander US
Financial instruments [Line Items]
Other current financial assets								20,910	0
Financial assets at amortized cost | Bank of Nova Scotia
Financial instruments [Line Items]
Other current financial assets								0	51,025
Financial assets at amortized cost | KBC Bank
Financial instruments [Line Items]
Other current financial assets								0	22,397
Financial assets at amortized cost | Banco Estado
Financial instruments [Line Items]
Other current financial assets								30,556	90,975
Financial assets at amortized cost | Banco Consorcio
Financial instruments [Line Items]
Other current financial assets								$ 17,401	$ 0
Financial assets at fair value through other comprehensive income | Azure Minerals
Financial instruments [Line Items]
Acquisition of equity instruments							$ 30,701
Financial asset, ownership interest percentage							19.99%